Schedule of Investments (unaudited)
August 31, 2026
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 12.5%
Arxis, Inc., Class A(a)(b)	165,157	$ 8,550,178
ATI, Inc.(a)	209,076	42,693,319
Axon Enterprise, Inc.(a)(b)	332,312	188,274,687
HEICO Corp.	391,116	129,518,063
Howmet Aerospace, Inc.	696,896	170,704,675
Karman Holdings, Inc.(a)	332,804	13,794,726
Kratos Defense & Security Solutions, Inc.(a)	926,715	47,243,931
		600,779,579
Beverages — 2.8%
Celsius Holdings, Inc.(a)	1,753,124	55,135,750
Monster Beverage Corp.(a)	1,701,654	78,139,951
		133,275,701
Biotechnology — 4.2%
Alnylam Pharmaceuticals, Inc.(a)	147,503	35,502,497
Natera, Inc.(a)	518,728	167,009,667
		202,512,164
Building Products — 0.3%
Madison Air Solutions Corp., Class A(a)	487,319	12,865,222
Capital Markets — 5.2%
Bullish(a)(b)	523,168	17,803,407
Galaxy Digital, Inc., Class A(a)	851,532	20,947,687
Interactive Brokers Group, Inc., Class A	568,725	55,331,256
Robinhood Markets, Inc., Class A(a)	1,493,321	156,514,974
		250,597,324
Communications Equipment — 1.7%
Lumentum Holdings, Inc.(a)(b)	91,033	83,273,347
Construction & Engineering — 4.7%
Comfort Systems U.S.A., Inc.	47,259	73,044,456
MasTec, Inc.(a)	109,206	26,185,415
Quanta Services, Inc.	209,047	126,910,343
		226,140,214
Consumer Finance — 0.5%
Figure Technology Solutions, Inc., Class A(a)	606,213	22,241,955
Consumer Staples Distribution & Retail — 2.2%
Casey’s General Stores, Inc.	140,885	105,975,106
Electrical Equipment — 4.4%
Bloom Energy Corp., Class A(a)	285,255	58,848,106
Hubbell, Inc.	92,485	41,895,705
Innio NV(a)	296,846	5,996,289
Vertiv Holdings Co., Class A	408,441	105,671,856
		212,411,956
Electronic Equipment, Instruments & Components — 1.7%
Advanced Energy Industries, Inc.	143,271	39,666,009
Fabrinet(a)	98,460	40,657,088
		80,323,097
Energy Equipment & Services — 1.5%
Baker Hughes Co., Class A	1,116,062	70,925,740
Entertainment — 7.5%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	794,709	79,431,164
Live Nation Entertainment, Inc.(a)	404,179	72,707,760
Take-Two Interactive Software, Inc.(a)	582,501	127,975,470
TKO Group Holdings, Inc., Class A	455,329	83,147,629
		363,262,023
Security	Shares	Value
Financial Services — 2.8%
Affirm Holdings, Inc., Class A(a)	1,843,949	$ 137,282,003
Health Care Equipment & Supplies — 4.9%
IDEXX Laboratories, Inc.(a)	215,404	119,913,253
Medline, Inc., Class A(a)	3,344,265	117,149,603
		237,062,856
Health Care REITs — 1.0%
American Healthcare REIT, Inc.	885,180	48,870,788
Hotels, Restaurants & Leisure — 9.6%
Dutch Bros, Inc., Class A(a)(b)	2,192,769	107,138,693
Hilton Worldwide Holdings, Inc.	362,637	114,694,831
Royal Caribbean Cruises Ltd.	502,007	134,909,361
Viking Holdings Ltd.(a)	693,636	59,749,805
Wynn Resorts Ltd.	525,678	47,983,888
		464,476,578
IT Services — 9.8%
Cloudflare, Inc., Class A(a)	496,509	151,489,861
MongoDB, Inc., Class A(a)	188,932	85,656,101
Quantinuum, Inc., Class A(a)	248,740	12,461,874
Snowflake, Inc., Class A(a)	675,380	223,841,193
		473,449,029
Metals & Mining — 2.5%
Anglogold Ashanti PLC	1,066,166	119,751,765
Oil, Gas & Consumable Fuels — 6.9%
EQT Corp.	1,669,788	90,469,114
Marathon Petroleum Corp.	209,865	78,346,802
Targa Resources Corp.	301,125	88,425,356
Texas Pacific Land Corp.	197,728	74,017,499
		331,258,771
Professional Services — 0.5%
Planet Labs PBC, Class A(a)	1,175,436	23,332,405
Semiconductors & Semiconductor Equipment — 8.3%
Amkor Technology, Inc.	1,052,269	49,772,324
MKS, Inc.	195,633	50,129,000
Monolithic Power Systems, Inc.	53,358	67,645,671
Onto Innovation, Inc.(a)	230,756	61,660,311
Teradyne, Inc.	335,709	117,441,079
Tower Semiconductor Ltd.(a)	251,958	51,663,988
		398,312,373
Software — 3.0%
Datadog, Inc., Class A(a)	607,935	144,104,912
Textiles, Apparel & Luxury Goods — 0.9%
Ralph Lauren Corp., Class A	122,359	42,446,337
Trading Companies & Distributors — 0.6%
WESCO International, Inc.	87,485	29,779,894
Total Long-Term Investments — 100.0% (Cost: $3,748,311,581)		4,814,711,139

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(c)(d)(e)	36,119,653	$ 36,130,489
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(c)(d)	18,727,672	18,727,672
Total Short-Term Securities — 1.2% (Cost: $54,857,241)		54,858,161
Total Investments — 101.2% (Cost: $3,803,168,822)		4,869,569,300
Liabilities in Excess of Other Assets — (1.2)%		(55,964,377)
Net Assets — 100.0%		$ 4,813,604,923

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 123,268,979	$ —	$ (87,140,170)(a)	$ 5,896	$ (4,216)	$ 36,130,489	36,119,653	$ 76,553 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,717,603	17,010,069 (a)	—	—	—	18,727,672	18,727,672	175,895	—
				$ 5,896	$ (4,216)	$ 54,858,161		$ 252,448	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Mid-Cap Growth Equity Portfolio
Fair Value Hierarchy as of Period End (continued)
funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 600,779,579	$ —	$ —	$ 600,779,579
Beverages	133,275,701	—	—	133,275,701
Biotechnology	202,512,164	—	—	202,512,164
Building Products	12,865,222	—	—	12,865,222
Capital Markets	229,649,637	20,947,687	—	250,597,324
Communications Equipment	83,273,347	—	—	83,273,347
Construction & Engineering	226,140,214	—	—	226,140,214
Consumer Finance	22,241,955	—	—	22,241,955
Consumer Staples Distribution & Retail	105,975,106	—	—	105,975,106
Electrical Equipment	212,411,956	—	—	212,411,956
Electronic Equipment, Instruments & Components	80,323,097	—	—	80,323,097
Energy Equipment & Services	70,925,740	—	—	70,925,740
Entertainment	363,262,023	—	—	363,262,023
Financial Services	137,282,003	—	—	137,282,003
Health Care Equipment & Supplies	237,062,856	—	—	237,062,856
Health Care REITs	48,870,788	—	—	48,870,788
Hotels, Restaurants & Leisure	464,476,578	—	—	464,476,578
IT Services	473,449,029	—	—	473,449,029
Metals & Mining	119,751,765	—	—	119,751,765
Oil, Gas & Consumable Fuels	331,258,771	—	—	331,258,771
Professional Services	23,332,405	—	—	23,332,405
Semiconductors & Semiconductor Equipment	398,312,373	—	—	398,312,373
Software	144,104,912	—	—	144,104,912
Textiles, Apparel & Luxury Goods	42,446,337	—	—	42,446,337
Trading Companies & Distributors	29,779,894	—	—	29,779,894
Short-Term Securities
Money Market Funds	54,858,161	—	—	54,858,161
	$ 4,848,621,613	$ 20,947,687	$ —	$ 4,869,569,300

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust